John Hancock Variable Insurance Trust
Supplement dated August 1, 2012
to the Prospectus dated April 30, 2012
American New World Trust
Robert W. Lovelace no longer serves as a portfolio manager to the American New World Trust. Carl M. Kawaja and Robert H. Neithart will continue to serve as portfolio managers to the fund.
In addition, Nicholas J. Grace, Senior Vice President — Capital World Investors, has been added as portfolio manager to the fund. Mr. Grace has been an investment professional with Capital Research and Management Company or one of its affiliates for over 19 years.

John Hancock Variable Insurance Trust
Supplement dated August 1, 2012
to the SAI dated April 30, 2012
Under the section, “APPENDIX I — DISCLOSURE REGARDING PORTFOLIO MANAGERS OF THE MASTER FUNDS OF THE JHVIT FEEDER FUNDS — American New World Trust” is amended and restated as follows:
American New World Trust

	Other Registered
	Investment		Other Pooled
	Companies[1]		Investment Vehicles[2]		Other Accounts[3]
	Number	Assets	Number		Number	Assets
	of	(in	of	Assets	of	(in
Portfolio Manager	Accounts	billions)	Accounts	(in billions)	Accounts	billions)
Carol M. Kawaja	4	$235.0	1	$1.09	0	$0
Nicholas J. Grace	3	$118.5	0	0	0	$0
Robert H. Neithart	5	$65.8	6	$3.34	0	$0